Insurance service expenses and other expenditure - Fees payable to the auditor (Details) - USD ($) $ in Millions	12 Months Ended			21 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	May 31, 2023
Fees payable to the Company's auditor and its associates for other services:
Total fees payable to the auditor	$ 18.8	$ 10.9	$ 13.2
One-off non-audit services associated with demerger and public offering			1.9
Other audit and non-audit services	18.8	10.9	11.3
One-off non-audit services associated with demerger and public offering, audit-related assurance			0.1
One-off non-audit services associated with demerger and public offering, other assurance services required by law			0.1
EY
Fees payable to the Company's auditor and its associates for other services:
Fees for audit assurance over implementation of IFRS 17				$ 12.4
Discontinued US operations
Fees payable to the Company's auditor and its associates for other services:
Total fees payable to the auditor			2.3
Continuing and discontinued operations
Fees payable to the auditor
Audit of the Company's annual accounts	5.8	2.3	2.4
Audit of subsidiaries pursuant to legislation	8.1	4.4	5.9
Audit fees payable to the auditor	13.9	6.7	8.3
Fees payable to the Company's auditor and its associates for other services:
Audit-related assurance services	4.0	3.5	4.5
Other assurance services	0.9	0.7	1.1
Services relating to corporate finance transactions			1.6
Non-audit fees payable to the auditor	4.9	4.2	7.2
Total fees payable to the auditor	18.8	10.9	15.5
Continuing and discontinued operations | EY
Fees payable to the Company's auditor and its associates for other services:
Audit-related assurance services	4.0
Audit-related assurance service fees, required by law	$ 1.1
Continuing and discontinued operations | KPMG
Fees payable to the Company's auditor and its associates for other services:
Audit-related assurance services		3.5	4.5
Audit-related assurance service fees, required by law		$ 0.9	$ 0.6